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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 12/31/07
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  River Oaks Capital LLC
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Address: 1905 East Wayzata Blvd.
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         Suite 140
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         Wayzata, MN 55391
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Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Welch
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Title: Principal
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Phone: 952-404-7025
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Signature, Place, and Date of Signing:

/s/ David Welch                    Wayzata, MN                   Feb. 6, 2008
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -------------
Form 13F Information Table Entry Total:     34
                                            -------------
Form 13F Information Table Value Total:     $ 60,139,225
                                            -------------
                                            (in actual dollars)


List of Other Included Managers:            NONE
                                            ____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                12/31/2007

UBS SECURITIES LLC                                                             1


USD

          ITEM 1               ITEM 2       ITEM 3   ITEM 4     ITEM 5          ITEM 6       ITEM 7        ITEM 8
-------------------------- -------------- --------- ------- ------------- ----------------- -------- ------------------
                                                      FAIR  SHARES OF       INVEST. DISC.   MANAGERS  VOTING AUTHORITY
                                                     MARKET PRINCIPAL     ----------------- -------- ------------------
      NAME OF ISSUER       TITLE OF CLASS  CUSIP #   VALUE    AMOUNT      SOLE SHARED OTHER           SOLE  SHARED NONE
-------------------------- -------------- --------- ------- ---------     ---- ------ -----          ------ ------ ----
Page 1                                                                      A     B     C               A      B     C
ANNAPOLIS BANCORP INC      OTC EQ          35848100 1192836    156335 N   X                 RIVO     156335      0    0
APPALACHIAN BANCSHARES INC OTC EQ          37675105 2329899    236538 N   X                 RIVO     236538      0    0
ATLANTIC BANCGROUP INC     OTC EQ          48221105  462422     26576 N   X                 RIVO      26576      0    0
BANK OF THE CAROLINAS CORP OTC EQ         06425J102  498162     47535 N   X                 RIVO      47535      0    0
BEACH FIRST NATIONAL       OTC EQ          73334104 4239034    269145 N   X                 RIVO     269145      0    0
OAK RIDGE FINANCIAL SVCS I OTC EQ         671768109  620607     63652 N   X                 RIVO      63652      0    0
CAPE FEAR BANK CORP        OTC EQ         139380109 3887890    343150 N   X                 RIVO     343150      0    0
COMMUNITY BANCORP          OTC EQ         20343T100 3094413    178147 N   X                 RIVO     178147      0    0
CCF HOLDING CO             OTC EQ         12487X104 1564962    149044 N   X                 RIVO     149044      0    0
COOPERATIVE BANKSHARES INC OTC EQ         216844100 2139434    181308 N   X                 RIVO     181308      0    0
CARDINAL STATE BANK        COMMON         141546101 2014318    130461 N   X                 RIVO     130461      0    0
COMMONWEALTH BANKSHARES IN OTC EQ         202736104 3215936    202133 N   X                 RIVO     202133      0    0
FIRST CAPITAL BANCORP INC  OTC EQ         319438107  671679     58154 N   X                 RIVO      58154      0    0
FIRST REGIONAL BANCORF-CAL OTC EQ         33615C101 3953375    209284 N   X                 RIVO     209284      0    0
INTEGRA BANK CORPORATION   OTC EQ         45814P105 1725554    122293 N   X                 RIVO     122293      0    0
INTERNATIONAL BANCSHARES C OTC EQ         459044103 3429239    163765 N   X                 RIVO     163765      0    0

                  35039760
                12/31/2007


UBS SECURITIES LLC                                                             2

USD

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
JACKSONVILLE BANCORP INC F OTC EQ         469249106  827979     41607 N   X                 RIVO      41607      0    0
MONARCH FINANCIAL HLDG INC OTC EQ         60907Q100 2765583    291114 N   X                 RIVO     291114      0    0
NEWBRIDGE BANCORP          OTC EQ         65080T102 1430657    132591 N   X                 RIVO     132591      0    0
OLD LINE BANCSHARES INC    OTC EQ         67984M100  996952    123845 N   X                 RIVO     123845      0    0
PORTER BANCORP INC         OTC EQ         736233107 5137185    257374 N   X                 RIVO     257374      0    0
PEOPLES BANCORP OF N C INC OTC EQ         710577107 1146443     76429 N   X                 RIVO      76429      0    0
PATRIOT NATL BANCORP INC   OTC EQ         70336F104  961011     60176 N   X                 RIVO      60176      0    0
SOUTHERN FIRST BANCSHARES  OTC EQ         842873101 1882394    137401 N   X                 RIVO     137401      0    0
SUMMIT FINANCIAL GROUP INC OTC EQ         86606G101 1647009    120660 N   X                 RIVO     120660      0    0
SMITHTOWN BANCORP INC      OTC EQ         832449102  764675     34507 N   X                 RIVO      34507      0    0
STERLING FINANCIAL CORP-WA OTC EQ         859319105 1432187     85300 N   X                 RIVO      85300      0    0
TEMECULA VALLEY BANCORP IN OTC EQ         87972L104 2488414    212141 N   X                 RIVO     212141      0    0
VIRGINIA COMM BANCORP INC  OTC EQ         92778Q109  560741     47804 N   X                 RIVO      47804      0    0
VINEYARD NATIONAL BANCORP  OTC EQ         927426106  985669     97591 N   X                 RIVO      97591      0    0
VALLEY FINANCIAL CORP VA   OTC EQ         919629105 1276021    134318 N   X                 RIVO     134318      0    0
WILSHIRE BANCORP INC       OTC EQ         97186T108  295992     37706 N   X                 RIVO      37706      0    0
WSB FINL GROUP INC         OTC EQ         9.29E+112   96397     16450 N   X                 RIVO      16450      0    0
WINTRUST FINANCIAL CORP    OTC EQ         97650W108  404186     12200 N   X                 RIVO      12200      0    0

                  25099495

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